Organization, Nature of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Organization, Nature of Business and Basis of Presentation

NOTE 1 – Organization, Nature of Business and Basis of Presentation

CXApp Inc. and its subsidiaries (“CXApp” or the “Company”) is in the business of delivering intelligent enterprise employee experiences. The CXApp SaaS platform is anchored on the intersection of customer experience (CX) and artificial intelligence (AI) providing digital transformation for the physical workplace for enhanced experiences across people, places and things.

The CXApp SaaS platform offers a suite of leading-edge technology employee experience solutions including an enterprise employee application, indoor mapping, on-device positioning, augmented reality technologies, generative AI applications and an AI-based analytics platform, targeting the emerging hybrid workplace market. CXApp creates a connected workplace by reducing app overload, data fragmentation, and complex workflows and streamlines all capabilities through our platform. All features, services and integrations are housed in one easy-to-access platform allowing businesses to deliver a more holistic employee experience in a hybrid workplace.

On September 25, 2022, an Agreement and Plan of Merger (the “Merger Agreement”) was entered into by and among Inpixon, KINS, CXApp, and KINS Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of KINS (“Merger Sub”), pursuant to which KINS acquired Inpixon’s enterprise apps business (including its employee experience technologies, indoor mapping, events platform, augmented reality and related business solutions) (“Legacy CXApp”) in exchange for the issuance of shares of KINS capital stock (the “Business Combination”). As a result of the Business Combination, KINS changed their name to CXApp Inc. (“CXApp”). The shares are now trading on the Nasdaq using the ticker CXAI. The transaction closed on March 14, 2023. See Note 3 for more details.

Unless the context otherwise requires, “we,” “us,” “our,” “CXApp” and the “Company” refer to CXApp Inc., a Delaware corporation, and its consolidated subsidiaries following the Business Combination (as defined below). Unless the context otherwise requires, references to “KINS” refer to KINS Technology Group Inc., a Delaware corporation (“KINS”), prior to the Business Combination. All references herein to the “Board” refer to the board of directors of the Company. “Legacy CXApp” refers to CXApp Holding Corp., a Delaware corporation and a wholly owned subsidiary of the Company, which the Company acquired through the Business Combination. Prior to the Separation (as defined below), Legacy CXApp was a wholly owned subsidiary of Inpixon, a Nevada corporation (“Inpixon”).

The Business Combination was accounted for using the acquisition method (as a forward merger), with goodwill and other identifiable intangible assets recorded in accordance with GAAP, as applicable. Under this method of accounting, the “Enterprise Apps Business” (formerly known as CXApp) is treated as the “acquired” company for financial reporting purposes. KINS (now known as CXApp Inc.) has been determined to be the accounting acquirer because KINS maintains control of the Board of Directors and management of the combined company.

Restatement of Unaudited Consolidated Financial Information (Unaudited)

During the preparation of its consolidated financial statements for the year ended December 31, 2024, the Company identified an error in its previously issued unaudited consolidated financial statements for the quarter ended September 30, 2024. The error related to an under accrual of legal expenses.

During the third quarter of 2024, the Company recorded an accrual for legal expenses based on estimates available at the time. In the fourth quarter of 2024, upon receipt of the final invoice from legal counsel for services rendered throughout the year, management identified that the previously recorded accrual was understated and subsequently made an adjustment to reflect the actual amount due. As a result, the Company determined that the September 30, 2024 accrual was understated. After further review of related legal expenses and invoices, the Company recorded an adjustment to reflect and restate the correct accrual for legal fees incurred in the third of 2024.

Furthermore, during the fourth quarter of 2024, the Company identified an error in the application of U.S. GAAP in the calculation of its convertible debt liability. Specifically, the Company did not account for the embedded derivatives requiring bifurcation from the debt host liability to be accounted for at fair value under ASC 815. The Company has revised its accounting treatment at inception of the convertible debt liability to account for the instrument in its entirety under the fair value option election allowed under ASC 825. In addition, the Company did not correctly account for the commitment shares required to be issued to the lender under the Stock Purchase Agreement. The Company should have established a liability at inception of the Stock Purchase Agreement and relieved such liability in October 2024 when the shares were issued to the lender.

Accordingly, the Company has restated its previously issued unaudited consolidated financial statements as of and for the periods ended June 30, 2024 and September 30, 2024. The Company has also restated impacted amounts within the notes to the consolidated financial statements, as applicable.

The restated unaudited consolidated financial information is disclosed in Note 21, Quarterly Financial Information (Unaudited). Amounts included in the previously issued consolidated financial statements for the period March 15, 2023 to December 31, 2023 (Successor) and for period January 1, 2023 to March 14, 2023 (Predecessor) and were not impacted.